Business Combinations (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 03, 2010 LPA [Member]
Unaudited pro-forma financial information to LPA acquisition
Receivables			$ 12,046
Unbilled revenues on contracts in progress			12,105
Prepaid expenses and other			2,348
Property, Plant and Equipment			3,359
Goodwill			43,815
Other intangible assets	36,700	36,700	19,260
Accounts payable			(7,872)
Billings in excess of revenues on contracts in progress			(5,250)
Other accrued expenses			(8,528)
Deferred income tax liability			(10,840)
Total			$ 60,443